Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Income
Interest	$ 1,649,850	$ 1,971,668	$ 2,377,285
Total investment income	1,649,850	1,971,668	2,377,285
Expenses
Management fee	12,185,979	12,260,081	9,015,411
Brokerage commissions and fees	761,166	549	2,173
Total expenses	12,947,145	12,260,630	9,017,584
Net investment loss	(11,297,295)	(10,288,962)	(6,640,299)
Realized and Unrealized Gain (Loss)
Net realized gain on short-term investments	184,876	3,317	192,935
Net realized gain (loss) on futures contracts	165,820,763	(102,883,332)	(9,748,137)
Net change in unrealized appreciation/depreciation on futures contracts	(192,412,661)	231,740,632	218,814,394
Net realized and unrealized gain (loss)	(26,407,022)	128,860,617	209,259,192
Net gain (loss)	(37,704,317)	118,571,655	202,618,893
Net gain (loss) per Share	$ (0.81)	$ 2.20	$ 4.91
Weighted-average Shares outstanding	46,673,836	53,999,863	41,228,356
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Income
Interest	1,649,867	1,971,686	2,377,320
Total investment income	1,649,867	1,971,686	2,377,320
Expenses
Management fee	12,186,111	12,260,196	9,015,519
Brokerage commissions and fees	761,166	549	2,173
Total expenses	12,947,277	12,260,745	9,017,692
Net investment loss	(11,297,410)	(10,289,059)	(6,640,372)
Realized and Unrealized Gain (Loss)
Net realized gain on short-term investments	184,878	3,317	192,938
Net realized gain (loss) on futures contracts	165,822,260	(102,884,326)	(9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	(192,414,720)	231,742,984	218,816,737
Net realized and unrealized gain (loss)	(26,407,582)	128,861,975	209,261,379
Net gain (loss)	$ (37,704,992)	$ 118,572,916	$ 202,621,007